EXHIBIT 99.9

RECOVCO LOAN LEVEL EXCEPTIONS

Loan Level Exceptions

Run Date - XX/XX/XXXX

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
824	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months EV R

*** (CURED) Missing Doc - EV R
														COMMENT: Lender was closing on three investment property refinances on same day. The file is missing the Final CD for XXXXXXXX to verify new payment.
849	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation (Lvl 3)

*** (CURED) Home Ownership Counseling List - EV R
														COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, 4/6/21 .The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application
1469	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	3	1	3	2	1	2	2	*** (OPEN) Post-closing BPO does not support value at origination - EV 3	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 XXXXXXXX. The PCCD was provided to correct the following item(s): Loan Discount Fee. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.	*** (CURED) ComplianceEase TRID Tolerance Test Failed EV R

*** (CURED) Missing Doc (Lvl R)

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.
863	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2	*** (CURED) Missing Documentation - EV R
COMMENT: Documentation for new account with XXXXXXXX is missing from the file. Clarification of what this lien is tied to is not located in the loan file.

*** (CURED) ComplianceEase TRID Tolerance Test Failed EV R

														*** (CURED) Missing Doc EV R
307	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	2	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.
409	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
850	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	2	1	*** (CURED) Value used by lender not supported - EV R
COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1). The loan is understated by $488.00. The following fees were included in the calculation: Administration Fee paid by Borrower: $1,100.00, Application Fee paid by Borrower: $60.00, Flood Certification - Initial Fee paid by Borrower: $15.00, Funding, Wire, or Disbursement Fee paid by Borrower:$300.00, Loan Document Fees paid by Borrower: $250.00, Processing Fee paid by Borrower: $450.00, Title-Escrow Fee paid by Borrower: $500.00, Title-Sub-Escrow paid by Borrower: $45.00, Underwriting Fee paid by Borrower: $495.00, Finance Charge Credit: -$82.00. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: TILA Post-Consummation Revised Closing Disclosure Finance Charge Test.( 12 CFR §1026.18(d)(1). The loan is understated by $550.17. The following fees were included in the calculation: Administration Fee paid by Borrower: $1,100.00, Application Fee paid by Borrower: $60.00, Flood Certification - Initial Fee paid by Borrower: $15.00, Funding, Wire, or Disbursement Fee paid by Borrower:$300.00, Loan Document Fees paid by Borrower: $250.00, Processing Fee paid by Borrower: $450.00, Title-Escrow Fee paid by Borrower: $500.00, Title-Sub-Escrow paid by Borrower: $45.00, Underwriting Fee paid by Borrower: $495.00, Finance Charge Credit: -$82.00. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
COMMENT: The First Mortgage on the Borrowers primary home is not escrowed. The Final 1003 shows that the taxes are $626.83 per month, however, the loan file does not contain a document verifying that expense.

*** (CURED) Credit report incomplete - EV R
														COMMENT: The Credit Report is not legible as item numbers 2, 4, 6, 8, 10, 12, 14, 16, 18, 20, 22, 24, 26, 28, 30, 32, 34, 36, 38, 40, 42, 44, 46, 48, 50, 52. 54. 56. 58, and 60 could not be read. The file cannot be completely underrwritten without a legible Credit Report.
967	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	2	1	1	2	1	*** (CURED) Value used by lender not supported - EV R
COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
														COMMENT: Public & Individual FEMA Declaration XXXXXXXX - Declared XXXXXXXX, Incident End Date XXXXXXXX. Missing Subsequent Property Inspection.
1138	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	2	1	*** (CURED) Value used by lender not supported - EV R
COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.

*** (CURED) Missing Documentation - EV R
COMMENT: The Transmittal Summary (page 93) indicates that the borrower is residing rent free with the son and that a Letter of Explanation is in the loan file. The Letter of explanation could not be located in the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT: The Fannie Mae DU Approve/Eligible (page 29) reflects a $50 HOA fee was included in the housing expense, however, the HOA Questionnaire (page 48) nor the loan file verify the HOA fee.

*** (CURED) Missing Doc - EV R
														COMMENT: The loan file is missing a cash out letter detailing the purpose of the cash out.
1271	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	2	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.
72	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
99	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
126	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
208	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
293	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) Title Issue - EV R
														COMMENT: Title report available in file Pg 752 shows three mortgages on subject property. However, as per Final CD only two mortgages are getting paid off. No information available on third mortgage. If mortgage is paid off then need updated Title report removing Mortgage of $XXXXXXXX or need subordination agreement if mortgage is not paid.
403	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
425	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
430	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	3	2	1	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
													COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 calendar days after the consummation date, XXXXXXXX. The PCCD was provided to correct the following item(s): Discount Point Fee Cure. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
535	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
656	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
657	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
658	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
661	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
698	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
707	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	2	3	1	3	1	1		*** (OPEN) Property listed for sale in past 12 months - EV 2 COMMENT: Need Letter of explanation from Borrower on why property was on sale and has been removed from sale now.	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
758	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	2	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.
795	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
818	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: Public & Individual FEMA Declaration 4601 XXXXXXXX - Declared XXXXXXXX, Incident End Date XXXXXXXX, after appraisal dated XXXXXXXX. Missing Subsequent Property Inspection.
921	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1073 Condominiums - EV R

*** (CURED) 1003 Application [information not provide] - EV R
COMMENT: The application is missing the HMDA page for both the initial and the final applications in file.

*** (CURED) Missing Doc - EV R
														COMMENT: The HOA questionnaire for the condo is missing from the loan file.
924	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	3	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R *** (CURED) Missing TRID RESPA Disclosures - EV R

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
946	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) missing AUS approval - EV R
COMMENT: The loan file is missing the final AUS validating a DTI of 47.268% as identified on the 1008 pg 39. The AUS/DU #6 p128 and #7 p1277 in file that are issued prior to closing and post closing reflect a DTI of 23.94%; however, the Final 1008 Transmittal Summary reflects a DTI of 47.268%, and the audit DTI reflects 48.625%.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT: Public & Individual FEMA Declaration 4601 XXXXXXXX - Declared XXXXXXXX, Incident End Date XXXXXXXX, after appraisal dated 03/15/2021. Missing Subsequent Property Inspection.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: The loan file did not contain verification of the monthly HOA assessment for the property located at XXXXXXXX; therefore, the PITI payments for all REOs owned was not verified.
947	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
948	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
964	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	2	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation to support the Stated PIW value within 10% tolerance.
1465	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1073 Condominiums - EV R
1002	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on LE 3/10/21 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $260 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan application reflects the borrower refinanced their primary residence and an additional rental property. The new payment was used to calculate the DTI. The file is missing evidence of the new payments.
1034	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 calendar days after the consummation date, XXXXXXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed (Lvl 3)

*** (CURED) Missing Doc - EV R
														COMMENT: The subject property is a rental property - the loan is missing the 1040’s to validate the rental income from the subject. The DTI without rental income exceeds the loan approval of 45.87% The Operating Income Statement provided by the appraisal shows $633 in monthly income, this increases the DTI to 49.4% which exceeds the variance allowed. The Comp. Rent Schedule provided with the appraisal showed the fair rental at $1875 and the calculations in file show that this rental figure was used at $1,000 monthly. Unable to determine actual rental income for final calculation of DTI.
1090	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: Title XXXXXXXX, note is XXXXXXXX: Missing copy of title showing amount of policy for $XXXXXXXX
1169	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: policy amount is XXXXXXXX, loan is XXXXXXXX
1180	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: The DU Approve Eligible permitted a maximum DTI ratio of 34.78% (page 1245). The recalculated DTI ratio was 38.512%

*** (CURED) Missing Documentation - EV R
														COMMENT: The Fannie Mae DU (page 1246) required evidence that the borrower is a legal residence of the United States. Missing a copy of the permanent Resident Alien card.
1192	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	3	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1073 Condominiums - EV R

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Loan amount is $XXXXXXXX and all commitments in the file show $XXXXXXXX

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: The initial and/or any revised CDs are missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date XXXXXXXX is required.
1254	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1073 Condominiums - EV R

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title commitment in the loan file is $XXXXXXXX. The loan amount is $XXXXXXXX. Provide updated title policy.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing documentation for the new refinance of the primary property

*** (CURED) Employment - EV R
COMMENT: Verbal verification of employment missing for Borrower 1.

*** (CURED) Income documentation does not meet guidelines - EV R
														COMMENT: Missing 2020 income for Borrower 1. 2020 W2 or VOE is missing from the file.
1272	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing credit report - EV R COMMENT: Credit report missing from file *** (CURED) Missing income documentation (ATR) - EV R
1292	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1302	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R *** (CURED) Missing Documentation - EV R COMMENT: Missing PITIA documentation for the property located at XXXXXXXX
1311	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) Missing AUS - EV R
														COMMENT: The AUS in the file is dated 5/5/2021 and the loan closed XXXXXXXX. The disbursement date is XXXXXXXX. An earlier DU was not located in the file.
1323	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1329	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) Evidence of Appraisal delivery EV R

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT: The Fannie Mae DU Approve/Eligible (page 198) required that the loan file document $22,638.75 in reserves. The loan file only documented the following assets/reserves : The loan file contains a quarterly Retirement Statement dated through 3/31/2012 (page 423) that reflects a value of $XXXXXXXX Minus the loan of $XXXXXXXX = $XXXXXXXX. In addition, a 401K quarterly Statement dated through 12/31/2020 (page 426) reflects a value of $XXXXXXXX Minus the loan of $XXXXXXXX = $XXXXXXXX. (Total assets = $25,727.39 x 60% = $15,436.43).

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: This loan failed the revised Closing Disclosure delivery date test (no waiting period required): ( 12 CFR §1026.19(f)(2)(i) ). The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XXXXXXXX was signed and dated XXXXXXXX; consummation took place on XXXXXXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at consummation.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Supplemental Taxes ($597.27) on 4/21/21. A cost to cure in the amount of $318.37 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
														COMMENT: The mortgage Statement for the borrower’s primary residence (page 810) reflects an overdue payment of $1,345.73 which was included in the total amount due. The Regular Monthly payment is $2,691.46 with an over due payment amount of $1,345.73, making the total amount due as $4,037.19. There is no explanation what the additional payment is for. The loan was qualified on the $2,691.46 payment.
1342	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1470	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT: The DU AUS Underwriting Report, dated 04/11/2021, required the verification of $21,476 covering a two-month period. The subject loan file did not contain verification of the assets.

*** (CURED) Credit Report expired - EV R
COMMENT: AUS reflects credit report used was ID XXXXXXXX dated 2/20/21 however updated credit was pulled on 4/10/21 with ID XXXXXXXX Updated credit report does not include credit scores. Loan closed XXXXXXXX.

*** (CURED) Missing Doc - EV R
														COMMENT: Missing verification of PITI for primary residence
1358	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1360	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1364	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
1371	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1372	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: The Fannie Mae DU Approve/Eligible (page 129) approved a back end ratio of 16.14%. The recalculated DTI ratio was 27.470%. The Primary Housing payment on the HELOC was $600, however, the taxes and insurance from the primary residence were not included in the DTI ratio. Per the Mortgage statement on the 1st mortgage on the primary being paid off, the escrow of $710.37 for taxes and insurance was added to the debt ratio.
1387	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
1472	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1073 Condominiums - EV R

*** (CURED) Missing income documentation (ATR) - EV R
														COMMENT: Borrowers are wage earners, incomes and employments in the file documents were reviewed. However, W2s are not provided for the borrowers, nor was prior years’ income provided. A VOE with prior year data is not in the current file.
1398	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R
405	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
73	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
137	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 calendar days after the consummation date, XXXXXXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of Appraisal fee on 2/23/2021 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $585.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.
145	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
153	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 calendar days after the consummation date, XXXXXXXX. The PCCD was provided to correct the following item(s): Tolerance Cure amount. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.	*** (CURED) Missing Documentation - EV R
COMMENT: Mortgage Statement to confirm the payment includes escrows for the property 2451 Midtown Ave Apt 1325 and 310. Need evidence of HOA for each unit. If not escrowed, need evidence of taxes and insurance to properly calculatet the PITI.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) ) The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XXXXXXXX was signed and dated XXXXXXXX; Consummation took place on XXXXXXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at Consummation. If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.
176	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: DU submission 11 (page 119) front ratio is 12.72% and front ratio per this review is 16.1%; difference is > 3%. Rerun DU findings and upload to the file documents.
179	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
207	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
246	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
247	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
248	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
294	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
309	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
310	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Documentation to Support DU Data is Missing - EV R
														COMMENT: DU submission 4 reflects 9 financed properties; there are 10 financed properties on the DTI worksheet, including the subject and primary residence. The 1008 has a reference to one of these properties (although not specified) being commercial in nature. The file contains no documentation indicating exactly which property is commercial. The 2019 forms 1120S business tax returns both reflect the business address is XXXXXXXX. None of the 10 financed residential properties are matched to that address. DU submission 4 is obsolete and must be updated and rerun. A copy of the updated DU findings must be uploaded to the file documents.
318	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
337	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
350	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Liabilities XXXXXXXX #XXXXXXXX and XXXXXXXX #XXXXXXXX are reflecting in 1003; however both these liabilities are not reflecting in credit report. Kindly provide payment history for both the mortgages also confirm the properties of this mortgages.
354	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
355	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The borrower recently refinanced primary residence, XXXXXXXX, and concurrently refinanced XXXXXXXX and XXXXXXXX at the same time as the subject property. The loan file did not contain documentation of new payments for these 3 transactions.
356	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Final 1003 is Missing - EV R
COMMENT: Final 1003 Pg. 4 of 5 is missing in the file.

*** (CURED) Missing Doc - EV R
														COMMENT: The borrower recently refinanced primary residence, XXXXXXXX, and concurrently refinanced XXXXXXXX and XXXXXXXX at the same time as the subject property. The loan file did not contain documentation of new payments for these 3 transactions.
381	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
398	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
412	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: The Fannie Mae 1004 Appraisal Report reflects the subject property to be tenant occupied, however, the interior photos show that the subject is vacant. There is no explanation why the subject property is vacant. The loan was qualified utilizing rental income from this property.

*** (CURED) Missing Documentation - EV R
COMMENT: The Homeowners Insurance for the subject property (pages 767 - 768) does not provide the coverage amount.

*** (CURED) DTI > 60% - EV R
COMMENT: The mortgage statement located on page 686 reflects the borrower’s primary residence payment of $934.14 does not include escrows. The actual primary payment is $934.14 P&I, second lien pages 684 $95.38, taxes page 716 $416.31 and HOI page 771 $175.25 for a total payment of $1,621.08. The DU located-on page 958 does not include the borrower’s primary residence payment. Including the full PITI payment of the $1,621.08 increases the DTI to 65% from 49.48%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: The mortgage statement located on page 686 reflects the borrower’s primary residence payment of $934.14 does not include escrows. The actual primary payment is $934.14 P&I, second lien pages 684 $95.38, taxes page 716 $416.31 and HOI page 771 $175.25 for a total payment of $1,621.08. The DU located-on page 958 does not include the borrower’s primary residence payment. Including the full PITI payment of the $1,621.08 increases the DTI to 65% from 49.48%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT: The mortgage statement located on page 686 reflects the borrower’s primary residence payment of $934.14 does not include escrows. The actual primary payment is $934.14 P&I, second lien pages 684 $95.38, taxes page 716 $416.31 and HOI page 771 $175.25 for a total payment of $1,621.08. The DU located-on page 958 does not include the borrower’s primary residence payment. Including the full PITI payment of the $1,621.08 increases the DTI to 65% from 49.48%.

*** (CURED) Documentation Does Not Support - EV R
COMMENT: The DU Approve Eligible (page 958) reflects the subject transaction to be a cash out on a non owner occupied, single family, investment property, with full income documentation. The DU shows the payoff of the 1st mortgage on the subject property, however, the Closing Disclosure (page 507) shows that in addition to paying off the first mortgage on the subject investment property, the loan also paid off the first mortgage on the borrower’s primary residence. The borrower actually brought $65,153.31 to the closing. The DU did not match the structure of the transaction as the payoff of the primary residence was not marked off on the DU Approve Eligible.

*** (CURED) Missing Documentation - EV R
COMMENT: The Loan Application (page 7) shows that the borrower opened up a New Mortgage in the amount of $XXXXXXXX with a payment of $941 on a second home in XXXXXXXX. This appears to have paid off the XXXXXXXX (balance $XXXXXXXX ) page 5. There is no documentation showing that the $941 payment includes PITI and that the loan balance of $XXXXXXXX with XXXXXXXX was paid off.

*** (CURED) Missing Doc - EV R
COMMENT: There is a letter in the loan file (page 289) that indicates that the borrower does not have any ownership interest in 2 properties, one located in XXXXXXXX , and the other located in XXXXXXXX. The 2019 1040 Schedule E (pages 332) shows mortgage interest on the property located in XXXXXXXX. There is no documentation showing that the borrower is not obligated on the promissory note.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
														COMMENT: The mortgage statement located on page 686 reflects the borrower’s primary residence payment of $934.14 does not include escrows. The actual primary payment is $934.14 P&I, second lien pages 684 $95.38, taxes page 716 $416.31 and HOI page 771 $175.25 for a total payment of $1,621.08. The DU located-on page 958 does not include the borrower’s primary residence payment. Including the full PITI payment of the $1,621.08 increases the DTI to 65% from 49.48%.
415	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
423	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
431	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
436	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: Need to verify the payment history for the mortgage of the rental property located at XXXXXXXX was missing in the file. (Taxes and Insurance is present in the file for the same).
445	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
452	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
457	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
COMMENT: Missing Third Party Valuation Product to support the apparaisal value within 10% variance

*** (CURED) Missing Documentation - EV R
COMMENT: The borrower’s 2019 1040 Schedule E (page 479) reflects a rental property in XXXXXXXX that has an open mortgage. It is not listed on the Loan Application, and there is no documentation addressing whether this property was sold.

*** (CURED) Employment Information Incomplete - EV R
COMMENT: Missing a 2020 Profit & Loss Statement for one of the borrower’s 3 Partnerships (page 2019).

*** (CURED) Property Type unacceptable under guidelines - EV R
														COMMENT: The Fannie Mae 1004 Appraisal Report (page 34) states that the subject property is being utilized as an AIR BNB.
1462	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	3	3	3	1	3	1	1	*** (OPEN) Documentation Does Not Support - EV 3
COMMENT:    The Loan was structured with a $50,000 deposit which was verified to be a gift (page 369). The Gift was from the borrower’s spouse and deposited into the borrowers account on 1/14/2021. The Fannie Mae DU (pages 120 - 131) do not reflect a gift in this transaction. In addition, the assets listed in DU were greater than the documented assets in the loan file.

*** (OPEN) VOM or VOR missing/required - EV 3
												COMMENT: The Loan Application says the borrower rents (currently for 1 month), previously rented, however, the loan file does not address a housing/rental history or a rental payment, says $1.00. Need a VOM and the rent payment to be included in the debt to income ratio.		*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
477	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
494	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
541	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
600	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV 2
COMMENT: Public FEMA Declaration 4594 XXXXXXXX - Declared XXXXXXXX: Incident End Date XXXXXXXX, after appraisal dated XXXXXXXX. Missing Subsequent Property Inspection	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT: DU must be updated to include all of the 11 REO, investment properties, along with the respective PITI for each. PITI for all REOS must be considered prior to rerunning the DU findings. A copy of those updated DU findings must be uploaded to the file documents.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT: Maximum financed properties is 10. The borrower has 12 financed properties including the subject investment property. The subject loan is ineligible for financing under Fannie Mae loan program guidelines.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT: Tax and insurance documents are missing for the following investment properties:
XXXXXXXX; which is owned free and clear,
XXXXXXXX
XXXXXXXX.
The DTI ratio is unable to be accurately calculated, due to this incomplete information.

Also, current mortgage payment histories for the respective mortgage loans on XXXXXXXX and XXXXXXXX must be uploaded to the file.
														Copies of these documents must be uploaded to the file.
615	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
634	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Submission to DU data is not supported - EV R
														COMMENT: Update DU input and rerun findings, including rent loss from XXXXXXXX, investment property. This property is not owned, personally by the borrowers. Nor is the mortgage loan for that property in the borrowers names (pages 168, 382 & 513). Including this rental mortgage loan balance will change the required reserves from $63,450.15 to $87,998.87, based on 4% unpaid principal balances for 5 financed investment property. Upload a copy of the new DU findings to the file documents.
677	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing AUS - EV R COMMENT: The AUS version in file is dated 4/26/2021 and the loan closed on XXXXXXXX. The AUS prior to the loan closing is not in the loan file.
704	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Documentation to Support DU Data is Missing - EV R
COMMENT: The 1003 reflects 8 financed REO investment (1-4 family) properties. DU submission 8(pg 124) reflects only 2 financed properties. DU must be updated with the accurate number of financed properties and the findings rerun.

*** (CURED) Submission to DU data is not supported - EV R
COMMENT: DU submission 8 (pg. 125), item 13, reflects 5 XXXXXXXX loans. Provide copies of the Closing Disclosures for these loans, including the pay-off information for the mortgage loans refinances. Update DU and rerun findings.

*** (CURED) Stress Test - EV R
														COMMENT: DU submission 8 (pg. 124), item 13, requires evidence of pay-off for the following mortgages: XXXXXXXX, $XXXXXXXX; XXXXXXXX $XXXXXXXX; XXXXXXXX $XXXXXXXX; XXXXXXXX $XXXXXXXX. If the refinance transactions for these properties did not close prior to the subject loan, update DU and rerun findings.
714	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) 1003 Application [information not provide] - EV 2
													COMMENT: The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
717	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 2
COMMENT:    This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) This loan does not qualify for a safe harbor. The loan has an APR of 4.834%. The APR threshold to qualify for a safe harbor is 4.730%. A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.

*** (OPEN) ComplianceEase Risk Indicator is “Elevated” - EV 2
													COMMENT: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) This loan does not qualify for a safe harbor. The loan has an APR of 4.834%. The APR threshold to qualify for a safe harbor is 4.730%. A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered transaction.
736	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
742	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	1	3	2	1	1	2		*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: Initial Loan Estimate with Lock confirmation is missing.	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
748	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
821	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
825	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
827	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1463	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The loan amount is $XXXXXXXX. The Title Commitment (page 690) reflects coverage of $XXXXXXXX.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: Rental Income is being utilized to offset the mortgage payment on the subject property (XXXXXXXX). The Appaisal is missing the Comparable Rent Schedule Form 1007.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 03/22/2021 was not accepted because a valid change of circumstance was not provided: Apraisal ab\nd transfer taxes. A cost to cure in the amount of $177.70 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT: The Loan Application (page 11) shows that the taxes and insurance for the Investment Property located in XXXXXXXX are $245.15. There is no documentation verifying the $245.15 monthly amount.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT: Public & Individual FEMA Declaration 4601 XXXXXXXX - Declared XXXXXXXX, Incident End Date XXXXXXXX, after appraisal dated XXXXXXXX. Missing Subsequent Property Inspection.

*** (CURED) Documentation Does Not Support - EV R
COMMENT: The loan is being qualified utilizing the rental income from the subject investment property. The Fannie Mae DU Approve/Eligible finding (page 136) states that Rental Income may not be provided on the DU Loan Application and used in qualifying if the borrower does not own a principle residence and does not have a current housing expense. The Loan Application reflects no primary housing expense, and the letter of explanation in the loan file from, the non-applicant spouse (page 260) states that the borrower lives with her rent free since getting married in October XXXXXXXX. The DTI ratio without the benefit of the rental income on the subject property would be 59%.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan was qualified utilizing monthly rental income of $1,400 for the investment home located in XXXXXXXX, however, the rental income does not appear on the 2019 1040 tax return, and there is no lease agreement for this property in the loan file.
1464	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
872	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
916	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit report incomplete - EV R
														COMMENT: Mortgage payment history for primary and subject property are needed to determine payment history. Also need CD for loan closed in early April to determine cash out status.
922	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
923	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
926	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
968	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
980	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
996	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Missing Documentation - EV R
COMMENT: The Fannie Mae 1003 (page 6) shows that the borrower’s primary residence is located in XXXXXXXX, VA, with a monthly mortgage of $XXXXXXXX (page 877), however, the Loan Application (page 8) in the schedule of Real Estate section, shows that this mortgage is matched to a different property address in XXXXXXXX. There is no documentation in the loan file addressing these 2 addresses and whether there is a seperate housing payment for the property located in XXXXXXXX (Value $XXXXXXXX) page 8.

*** (CURED) Documentation Does Not Support - EV R
COMMENT: The Mortgage Statement in the loan file for an additional property located in XXXXXXXX (page 1057) shows escrow held PITI = 1,647.95), however, the Loan Application appears to show that this property was refinance for $XXXXXXXX w/payment $1334.08. There is no documentation verifying the payment and if the $1,334.08 includes PITI. Similarly, there is a Mtg Statement (page 1056) for a property also located in XXXXXXXX, that reflects a PITI payment of $1,617.51 , however, the Loan Application reflects a new mortgage amount for $XXXXXXXX with a payment of $1,564. There is no documentation verifying the new payment of $1,564 and if that payment includes PITI.

*** (CURED) Missing Documentation - EV R
														COMMENT: There was no documentation in the loan file verifying the monthly housing payment for the property located in XXXXXXXX, Monthly payment $1,143 (page 9).
1005	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1028	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1045	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 4/10/21 was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $1533.14 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1051	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1059	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
1078	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
1080	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Employment Information Incomplete - EV R
COMMENT: Verification of employment for Co-Borrower is missing from the file.

*** (CURED) Missing Title evidence - EV R
														COMMENT: Missing title evidence
1107	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1466	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	3	3	1	1	3	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
												COMMENT: The loan was approved per the AUS at a DTI of 38.610%. Calculation of the self employed income verifies the total income for both borrowers monthly is $8,664.50. This income results in an increase of the DTI to 43.3%. This exceeds the AUS variance. Updated 9- 10. The first mortgage on borrowers primary as provided shows the PITI to be $3,892.36, this along with the reduced income determine results in DTI of 50.7% vs. 38.610%.		*** (CURED) Missing Doc - EV R COMMENT: The loan files is missing validation of the PITI for the borrowers primary residence of $3,246 monthly.
1467	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title commitment (page 674) reflected title insurance coverage of $XXXXXXXX which was less than the loan amount of $XXXXXXXX.

*** (CURED) Missing Documentation - EV R
														COMMENT: The borrowers’ monthly taxes on the Primary residence were stated to be $1,023.87 (page 911), however, there is no proof of the monthly tax figure.
1136	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The borrower is a XXXXXXXX. His income is documented by 2 paystubs (pages 267 - 270), the most recent paystub dated 1/17/2021 to 1/30/2021 which shows that the borrower is paid biweekly at a rate of $7,338.03 or gross monthly income of $15,899.07. The 2020/2019 W2s are located on pages 326 & 327. Additional documentation is required to ensure that the borrower is paid 12 months out of the year (as the borrower is a XXXXXXXX), as the 2020/2019 earnings averaged only $12,984.64 and $12,210.08 respectively.

*** (CURED) Missing Doc - EV R
														COMMENT: The Credit Report reflects an Open Mortgage with a balance of $XXXXXXXX (page 217) which appears to have been refinance with a new mortgage. There is no evidence that the $XXXXXXXX mortgage was paid off.
1137	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The Loan Application (page 5) reflects a mortgage in the amount of $XXXXXXXX and a monthly payment of $1,377.19 on the other investment property, and that $1,377.19 payment was utilized to calculate the net rental loss (page 587), however, the loan file is missing documentation verifying that the $1,377.19 payment covers the PITI. In addition, there is no information showing that the $XXXXXXXX mortgage paid off the current mortgage (balance $XXXXXXXX) appearing on page 884.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation

*** (CURED) Missing Documentation - EV R
														COMMENT: There are 3 Written VOE’s in the loan file with earnings information. The Written VOE (page 330), does not match the total pay for 2019 and the Bonus Income paid out in 2020/2019 as reflected on the VOE (page 331) or the VOE dated 2/18/2021 (page 328). There is no explantion as to why the income and/or bonus varies.
1143	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: A copy of the Final Settlement statement for the recent refinance of XXXXXXXX, property is required and must be uploaded to the file documents.

*** (CURED) Submission to DU data is not supported - EV R
COMMENT: The borrower has 3 financed Fannie Mae/private lender, 1-4 family properties and DU submission 5, item 11 reflects only 1 financed property. DU must be updated and the findings rerun. Required reserves will increase.

*** (CURED) Missing Documentation - EV R
COMMENT: A copy of the current, un expired hazard insurance declarations, for the subject property must be uploaded to the loan file. This required document is not presently found in the file.

*** (CURED) Missing Doc - EV R
COMMENT: Missing Right to Receive a Copy of the Appraisal Disclosure: The Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i). The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XXXXXXXX was signed and dated XXXXXXXX; consummation took place on XXXXXXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at consummation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: Payment histories through March, 20212 are required for the following properties: XXXXXXXX; XXXXXXXX, mortgagee; XXXXXXXX; XXXXXXXX, mortgagee; XXXXXXXX; XXXXXXXX, mortgage. These documents must be uploaded to the file.
1468	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The preliminary title report in the does not include the minimum required lender coverage for the subject transaction. An updated title report with the minimum required lender coverage for the subject transaction must be uploaded to the file.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT: No issues.

*** (CURED) ComplianceEase Risk Indicator is “Moderate” - EV R
COMMENT: No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on 3/2/2021 was not accepted because a valid change of circumstance was not provided: Appraisal 1007- $175.00. A cost to cure in the amount of $175.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

*** (CURED) Missing Documentation - EV R
COMMENT: 2019 business tax returns with supporting schedules K-1, for XXXXXXXX are not found in the file. Although the income or loss from any of these entities is not used for qualifying copies of these documents must be uploaded for review and determination of net income/losses, in order to accurately calculate qualifying income for the subject loan.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT: DU submission 9, item 16 (pg. 4852) requires a copy of the most recent tax return, pages 1, 2 and schedule E. Also, the 2019 form 1065 for XXXXXXXX (a holding entity for rental properties, the income from which is being used for qualifying) and supporting documents is required. (schedule E page 2 must be reviewed and if > 25% interest is owned, copies of the corresponding business tax returns are required. These required documents are not found in the file and must be uploaded.

*** (CURED) Missing Doc - EV R
														COMMENT: Self-employed income from XXXXXXXX, is being used for qualifying, but the 2019 form 1120S (1120) is not included in the file documents. This document must be uploaded to the file.
1144	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The file does not include either payment histories or mortgage statements and Closing Disclosure/Settlement Statements for XXXXXXXX refinance transaction loans in the amounts of $XXXXXXXX and $XXXXXXXX. This documentation is required per DU item 15 (pages 146-147). Copies of these required documents must be uploaded to the loan file.
1158	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
1162	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1190	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title is XXXXXXXX. Loan is XXXXXXXX
1196	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on 3/3/2021 was not accepted because a valid change of circumstance was not provided: Disaster Inspection Fee - $250.00 and Texas Attorney Review Fee- $150.00. A cost to cure in the amount of $400.00 is required. However, because $201.20 was reimbursed, only $198.80 is now due. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection - EV R
														COMMENT: Public & Individual FEMA Declaration 4586 XXXXXXXX - Declared XXXXXXXX, Incident End Date XXXXXXXX after appraisal date of XXXXXXXX. Missing Subsequent Property Inspection.
1197	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
1201	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1206	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: Without evidence of receipt, it is assumed that the disclosure dated XXXXXXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXXXXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer’s E-consent is required.
1211	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The title commitment in the file reflects $XXXXXXXX lender coverage for the subject loan transaction. An updated title commitment or a copy of the final title policy reflecting minimum $XXXXXXXX lender coverage is required and must be uploaded to the file documents.
1212	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Amount of insurance on Commitment = XXXXXXXX loan amount = XXXXXXXX.
1217	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1223	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file does not contain any documentation showing that the open loan appearing on both the Loan Application and the Credit Report, balance $XXXXXXXX was paid off. This loan appears to have been paid off with the new mortgage appearing on the credit report in the amount of $XXXXXXXX (page 254).
1224	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: There is a VOM in the loan file (page 355) that reflects a $XXXXXXXX interest only note with 2 different addresses. The Loan Application lists these numerical addresses (XXXXXXXX & XXXXXXXX) as different properties. There is no indication if the $XXXXXXXX note is secured by 2 different properties or if there are 2 separate note for $XXXXXXXX each. The Credit Supplement (page 1838) also does not provide any information as to what property the note is associated with. The review was conducted only including the $XXXXXXXX payment for the property located at XXXXXXXX. Need verification to ensure there is no additional mortgage liability for the property at XXXXXXXX.

*** (CURED) Missing Documentation - EV R
COMMENT: The 2019 1040 Schedule E (page 383) property C, lists a PO Box rather than a property address, and reflects a rental loss. There is no clarification if the borrower still owns this property. If the borrower still owns this property, the rental loss must be included in the DTI ratio.

*** (CURED) Missing Doc - EV R
COMMENT: The borrower applied for Individual Credit, however, the non-applicant spouse signed the promissory note individually and as Trustee of the Family Trust (page 861). The non-applicant spouse did not provide a Loan Application or provide any credit information.

*** (CURED) Missing proof of hazard insurance - EV R
														COMMENT: The loan file is missing proof of insurance and premium amount for the subject property.
1225	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1230	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Amount of title commitment, $XXXXXXXX, is less than the loan amount, $XXXXXXXX. Provide updated title policy.
1231	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: The Appraisal Report reflects the subject project to have 12 stories (page 29), however, the subject exterior photos shows the subject property is 1-2 stories. The Description in the appraisal report is Row. Updated appraisal or clarification is required.

*** (CURED) Documentation Does Not Support - EV R
														COMMENT: The subject Condominium description is “Row” (page 29). Need clarification if the Condominium is attached. If attached, the DU Finding is requiring a Limited Review if the property is in an established project, and the property is not ineligible as defined in the selling guide (page 127).
1232	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Missing mortgage statement for primary residence to verify escrow.
1239	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: A copy of an updated/supplemental title report or a copy of the final title policy reflecting the amount of lender coverage for the subject transaction is required and must be uploaded to the file documents.
1256	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1273	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 3/9/21 was not accepted because a valid change of circumstance was not provided: E Closing Fee. A cost to cure in the amount of $50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1274	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
1276	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 4/9/20 was not accepted because a valid change of circumstance was not provided: Hybrid E Closing. A cost to cure in the amount of $50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1278	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R
COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT: Missing evidence borrower received a copy of the appraisal.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
1281	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title commitment (page 1493) reflected coverage of $XXXXXXXX, while the Note amount was $XXXXXXXX.

*** (CURED) Appraised value not supported. 1025 2-4 Family Property - EV R

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: The Fannie Mae DU Approve Eligible approved the loan with a DTI ratio of 28.92% (page 227), the recalculated DTI ratio was 39.034% due to as 3 of the rental properties had variances from the information in DU. DU reflected positive rental income of $10,023, $3,975, and a loss of $2,850 for 3 of the properties, while the review reflected positive income of only $3,708 (versus $10,323), a corresponding loss of $ 1,127 (versus a positive $3,975), and a loss of $3,153 (versus of loss of $2,850).

*** (CURED) Documentation Does Not Support - EV R
														COMMENT: The borrower is the 43.3% Owner of a 1065 Partnership. Thee 2020/2019/2018 K1s are in the loan file (pages 783, 769, and 721) and the loan file contains the first pages of the 2019/2018 1065’s (pages 711, and 712), however, the loan file is missing the complete 1065 Tax Returns. The borrower’s income cannot be calculated without the complete 2019/2108 1065 returns.
1282	XXXXXXXX	XXXXXXXX	XXXXXXXX	2	2	2	1	1	2	1	1		*** (OPEN) Missing Doc - EV 2 COMMENT: The client closed on two additional refinances for investment properties on the same day. The commitment requires both final CD’s to be infile.
1283	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1291	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1295	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The Fannie Mae DU (page 164) shows that a mortgage in the amount of $XXXXXXXX was omitted from the underwriting calculations. This mortgage also appears on the Credit Report (page 324). There is no indication which property this mortgage is associated with or that the loan has been paid off. The review excluded this mortgage payment in the DTI ratio pending additional information.

*** (CURED) Documentation Does Not Support - EV R
COMMENT: The mortgage statement (page 1738) shows PITI for the borrower’s primary residence as $5,845.50, however, the Loan Application and DU (page 165) show that the first mortgage balance of $XXXXXXXX was to be retired with a new mortgage (balance $XXXXXXXX) with a payment of $4,155.97 . There is no documentation supporting the new mortgage amount and the new monthly PITI payment.

*** (CURED) Missing Documentation - EV R
COMMENT: The Title Report (page 911) reflects 2 open mortgages, the first, a $XXXXXXXX mortgage which is being paid with the proceeds, the second, a $XXXXXXXX HELOC still appears as open on both the title commitment and the Credit Report (page 327). There is no release in the loan file or a subordination agreement. If the HELOC is being Subordinated the AUS must reflect the secondary line of credit.

*** (CURED) Missing Doc - EV R
														COMMENT: The borrower is self employed and the Fannie Mae DU (page 166) permitted the income to be supported by personal and business tax returns covering the most recent one year period provided the tax returns reflect at least 12 months of self employment. The loan file contains the borrower’s most recent 2019 1120S Return (page 390), the 2019 K1 (page 396), and the 2019 1040 personal tax return (page 480), however, the loan file also contained the borrower’s 2018 K1 (page 432) which showed a major loss. There is a Letter of Explanation in the loan file for the lower Income in 2018 (page 339) however, the 2018 1120’S return must be evaluated to assess the borrower’s qualifying income. The 2018 1120 S Return is not in the loan file.
1297	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Documentation Does Not Support - EV R
COMMENT: Both the Loan Application and the DU finding (page 144) show that the current 1st mortgage was refinanced with a $XXXXXXXX loan and a monthly payment of $1,792.63. There is no documentation in the loan file supporting the new $1,792.63 PITI payment on the primary residence.

*** (CURED) Property Issues indicated - EV R
														COMMENT: The Fannie Mae 1004 Appraisal Report (page 53) notated that the foundation has settled per the owner and a visual inspection of the exposed concrete where the stucco has cracked. Per the owner, piers had been installed to prevent further settling. The appraisal did contain pictures of the cracks, in addition to the comments. However, the appraisal was made “as is” and the appraiser answered “No” to adverse site conditions.
1299	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT: There is a 2nd borrower, but the application has not been provided for this individual. FNMA requires the credit file and the application for a co borrower.

*** (CURED) Credit score not provided - EV R
														COMMENT: There is a 2nd borrower, but the credit file has not been provided for this individual. FNMA requires the credit file and the application for a co borrower.
1300	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Fee on disclosure 4/23/21 was not accepted. Although the change appears to be valid, because a COC date was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $673.75 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Verification of Rent - EV R
COMMENT: A VOR or minimum six months canceled checks evidencing rent payment, for the borrowers primary (rented) residence is required, per DU submission 16, item 15 (pg. 153). Either of these documentation

*** (CURED) Income documentation does not meet guidelines - EV R
														COMMENT: A copy of the complete 2020 form 1040 must be uploaded to file. Presently the file contains only schedules C for that tax return.
1309	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the apparaisal value within 10% variance
1310	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1312	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. 1004 Residential Appraisal - EV R COMMENT: Missing Third Party Valuation Product to support the apparaisal value within 10% variance
1319	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1327	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1328	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1331	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: A copy of either an updated Preliminary Title report or Final Title Policy, reflecting the minimum required lender coverage for the subject transaction is not presently in the file documents. A copy of either such document must be uploaded to the file.

*** (CURED) Missing Documentation - EV R
COMMENT: Copies of the current tax statement and hazard insurance declarations for XXXXXXXX are required documents, but not presently included in the file. Copies of these required documents must be uploaded to the file and DU updated with that information and the findings must be rerun.

*** (CURED) Income documentation does not meet guidelines - EV R
														COMMENT: A copy of the current lease on the subject is not in the file and must be uploaded to the file documents (required per Fannie Mae Guideline B3-3.1-08 - Rental Income)
1332	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1339	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1344	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1346	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Condo/PUD Cert fee. Although the fee was added to the “Paid by Others” column, auditor is unable to determine if the creditor increased its credit to cover the violation because the amount was not listed with the designation of (L) indicating that the creditor paid for the item. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure in the amount of $337.80. A cost to cure in the amount of $337.80 is required.”
1355	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1361	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1362	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1471	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	3	3	1	1	3	1	1	*** (OPEN) Missing Documentation - EV 3
COMMENT: The Title Commitment (page 710) shows that the title was held by a non-applicant party to the transaction. While there is a Warranty Deed transferring the property into the borrower’s name (page 660), there is no documentation showing if there was any consideration for the transfer of the deed and the terms under which the Grant Deed was executed. The Title (page 717) shows that the borrower transferred her interest in the property to the person vested on title back in 7/30/2019. There is no explanation for the transfers of title.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: The DU Approve Eligible (page 204) approved a back end ratio of 37.72% while the recalculated DTI ratio was 41.361%. The recalculated DTI ratio of 41.361% was a near match to the DTI of 41.355% on the Transmittal Summary (page 32).
1367	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Amount of title insurance is less than the mortgage amount

*** (CURED) Missing Documentation - EV R
COMMENT: Missing documentation to support the new accounts with XXXXXXXX in the amount of $222,000 and $346,000

*** (CURED) Employment Information Incomplete - EV R
														COMMENT: Verification of employment within 10 days of closing is missing from the file.
1377	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1383	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXXXXXXX was provided more than 60 calendar days after the consummation date, XXXXXXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on 4/20/2021 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $300.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Missing Doc - EV R
														COMMENT: A copy of the current hazard insurance declarations for the investment property at XXXXXXXX is not in the file. A copy of this required documented must be updated to the file. DTI ratio must be recalculated using information in that document after it is received. A copy of that document must be uploaded to the loan file.
1384	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1389	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The condo questionnaire is missing from the loan file.

Decoder ID	Recovco ID	Loan#1	Loan#2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
1390	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1391	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1394	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1405	XXXXXXXX	XXXXXXXX	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Employment Information Incomplete - EV R
COMMENT: The VVOE for the coborrower (page 292) has the start date as 4/29/2021 (the date the VVOE was completed) and appears to be a typo. Need VVOE to confirm start date of 7/17/2017 as reflected on the Loan Application.

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
														COMMENT: The Loan Application was joint with the husband and the spouse applying for credit, however, the subject property per the title commitment (page 475) shows that only the borrower was on title to the property.
1410	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1
1413	XXXXXXXX	XXXXXXXX	XXXXXXXX	1	1	1	1	1	1	1	1